Document and Entity Information	0 Months Ended
Nov. 09, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov 9, 2012
Registrant Name	NORTHERN LIGHTS FUND TRUST II
Central Index Key	0001518042
Amendment Flag	false
Document Creation Date	Nov 9, 2012
Document Effective Date	Nov 9, 2012
Prospectus Date	Nov 9, 2012

Witherspoon Managed Futures Strategy Fund
Witherspoon Managed Futures Strategy Fund
Investment Objective.
The investment objective of the Witherspoon Managed Futures Strategy Fund (the “Fund”) is to generate positive long-term absolute returns.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 14 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Witherspoon Managed Futures Strategy Fund	Witherspoon Managed Futures Strategy Fund Class A Shares	Witherspoon Managed Futures Strategy Fund Class C Shares	Witherspoon Managed Futures Strategy Fund Class I Shares	Witherspoon Managed Futures Strategy Fund Class N Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load)	1.00%	none	none	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Witherspoon Managed Futures Strategy Fund		Witherspoon Managed Futures Strategy Fund Class A Shares	Witherspoon Managed Futures Strategy Fund Class C Shares	Witherspoon Managed Futures Strategy Fund Class I Shares	Witherspoon Managed Futures Strategy Fund Class N Shares
Management Fees		1.40%	1.40%	1.40%	1.40%
Distribution and Service (Rule 12b-1) Fees		0.25%	1.00%	none	0.25%
Other Expenses	[1]	0.30%	0.30%	0.30%	0.30%
Acquired Fund Fees and Expenses		0.15%	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses		2.10%	2.85%	1.85%	2.10%
[1]	These expenses are based on estimated amounts for the Fund's current fiscal year. Other Expenses do not include the costs of investing in Underlying Pools, like commodity pools. The Fund estimates that Underlying Pool expenses, if presented, would be 1.10%, which would be in addition to the Fund's Total Annual Fund Operating Expenses. This would result in total annual operating expenses of 3.20%, 3.95%, 2.95%, and 3.20% for Class A, Class C, Class I and Class N shares, respectively. Underlying Pools pay performance fees estimated to range from 20 % to 30 % of an Underlying Pool's profits. Because performance-based fees cannot be meaningfully estimated, they are not included. The expenses of the Fund's wholly- owned Subsidiary are consolidated with those of the Fund and are not presented as a separate expense

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Witherspoon Managed Futures Strategy Fund (USD $)	One Year	Three Years
Witherspoon Managed Futures Strategy Fund Class A Shares	776	1,195
Witherspoon Managed Futures Strategy Fund Class C Shares	288	883
Witherspoon Managed Futures Strategy Fund Class I Shares	188	582
Witherspoon Managed Futures Strategy Fund Class N Shares	213	658

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies.

The Fund seeks to achieve risk-adjusted returns in a variety of market environments, while also providing significant diversification and non-correlation benefits relative to both traditional investments and other fund strategies using two principal classes of investment strategies.

·

Managed Futures Strategy.  The Managed Futures strategy is designed to capture returns related to trends in the commodity and financial futures markets by investing primarily in securities of limited partnerships, corporations, limited liability companies (including individual share classes therein) and other types of pooled investment vehicles (collectively, “Underlying Pools” ), as well as swap contracts and structured notes. Each Underlying Pool invests according to a managed futures sub strategy in one or a combination of (i) options, (ii) futures, (iii) forwards or (iv) spot contracts, each of which may be tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices. Swap contracts and structured notes have payments linked to commodity or financial derivatives that are designed to produce returns similar to those of Underlying Pools and their respective sub-strategies. Managed futures sub-strategies may include investment styles such as (i) long term trend-following, (ii) discretionary macro investing based on economic fundamentals and value, (iii) short-term systematic trading, (iv) specialized approaches to specific or individual market sectors such as financials, equities, currencies, metals, agricultural and soft commodities and (v) counter-trend or mean reversion strategies. Managed Futures strategy investments will be made without restriction as to issuer capitalization, country, or currency.  The Fund may access a Managed Futures strategy by purchasing an Underlying Pool and other investments directly. However, in order to provide the Fund with exposure to certain Managed Futures strategies that trade non-financial commodity futures contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) , the Fund may invest up to 25% of its total assets in an Underlying Pool or Pools and other investments through a wholly-owned and controlled subsidiary (the “Subsidiary” ). The Subsidiary will invest the majority of its assets in an Underlying Pool or Pools, swap contracts and structured notes and other investments intended to serve as margin or collateral for swap positions. However, the Fund may also make Managed Futures investments outside of the Subsidiary. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis with the Fund.

·

Fixed Income Strategy.  The fixed income strategy class uses a combination of security selection strategies that emphasizes capital preservation and liquidity.  The Adviser buys short-term securities (i.e., with maturities of three years or less) that it believes offer sufficient credit quality, income and liquidity and sells them when it believes they have reached their target price or more attractive investments are available.  The Adviser also buys and sells short-term fixed income securities to maintain allocations between the fixed income and the managed futures portions of the Fund’s portfolio. The Adviser may either invest in these short-term securities directly or through ETFs and mutual funds, including money maket mutual funds, that invest in such instruments.

The Fund will execute its Managed Futures strategy by investing up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled subsidiary (the “Subsidiary”).  The Subsidiary will invest the majority of its assets in an Underlying Pool or Pools, swap contracts and structured notes, and other investments intended to serve as margin or collateral for swap positions.  The Subsidiary is subject to the same investment restrictions as the Fund, except that the Subsidiary may invest in commodity interests without limitation.  The Adviser anticipates that the Fund will allocate approximately 25% of its assets to the Managed Futures strategy and approximately 75% of its assets to the Fixed Income strategy.  However, as market conditions change the portion allocated may change.

The Fund is “ non-diversified ” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

·

Commodities Risk: Investing in the commodities markets (directly or indirectly) may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

·

Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

·

Derivatives Risk: The Fund’s indirect use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk, counterparty default risk and tracking risk.

·

Fixed Income Securities Risks: Fixed income securities are subject to the risk that securities could lose value because of interest rate changes.  Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.  Fixed income securities are also subject to prepayment and credit risks.

·

Structured Notes Risk: Structured notes involve leverage risk, tracking risk and issuer default risk.

·

Swap Agreement Risk. The risk that a swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

·

Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers.  The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

Leverage Risk: Using derivatives to increase the Underlying Pools’ combined long and short exposure creates leverage, which can magnify the Underlying Pools’ potential for gain or loss and, therefore, amplify the effects of market volatility on the Underlying Pools’ (and, indirectly, the Fund’s) share price.

·

Limited History of Operations: The Fund is a new mutual fund and has a limited history of operation.  In addition, the Adviser has not previously managed a mutual fund.

·

Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

·

Management Risk: The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

·

Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Adviser’s or an underlying portfolio manager’s ability to accurately anticipate the future value of a security or instrument.  The Fund’s losses are potentially unlimited in a short position transaction.

·

Strategy Risk: The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

·

Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund may also invest in Underlying Pools that are non-diversified. Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. This fluctuation, if significant, may affect the performance of the Fund.

·

Regulatory Change Risk: The Fund has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Fund’s operation.  Recently, the CFTC has amended Section 4.5 in such a way that the Fund’s Adviser will no longer be allowed to claim this exclusion. Subject to the availability of another exemption, both the Fund and the Subsidiary will be required to comply with certain CFTC regulations regarding disclosure, reporting and recordkeeping in the future, although the CFTC has not yet finalized the rule explaining the exact nature of the additional requirements applicable to registered investment companies like the Fund.  Compliance with such requirements will likely increase the costs associated with an investment in the Fund..

·

Tax Risk: Certain of the Fund’s investment strategies, including transactions in options, futures contracts, swap contract and hedging transactions may be subject to the special tax rules, the effect of which may have adverse tax consequences for the Fund.  Also, by investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the U.S. federal tax requirements that apply to the Fund.  However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.  Additionally, the Internal Revenue Service (“IRS”) has issued a number of private letter rulings to other mutual funds (unrelated to the Fund), which indicate that certain income from a fund’s investment in a wholly-owned foreign subsidiary will constitute “qualifying income” for purposes of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  However, the IRS has suspended issuance of any further letters pending a review of its position.  If the IRS were to change its position with respect to the conclusions reached in its private letter rulings (which change in position might be applied to the Fund retroactively), the income from the Fund’s investment in the Subsidiary might not be qualifying income, and the Fund might not qualify as a regulated investment company for one or more years.

·

Underlying Pools Risk: Underlying Pools are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Pool and may be higher than other mutual funds that invest directly in stocks and bonds.  The Underlying Pools will pay management fees, brokerage commissions, and operating expenses as well as performance based fees to each Underlying Pool manager.  Those performance based fees will be paid by the Underlying Pool to each manager without regard to the performance of other managers and the Underlying Pool’s overall profitability.  Underlying Pools are subject to specific risks, depending on the nature of the fund.  There is no guarantee that any of the trading strategies used by the managers retained by an Underlying Pool will be profitable or avoid losses.

·

Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  The Adviser has filed with the National Futures Association a notice claiming an exemption from registration as a CPO pursuant to Section 4.13(a)(4) of regulations of the Commodity Exchange Act, as amended, with respect to the Subsidiary’s operation.  Recently, the CFTC has rescinded the exemption available under Section 4.13(a)(4), effective as of April 24, 2012. CPOs, such as the Adviser, that have claimed relief under Regulation 4.13(a)(4) prior to that date will have until December 31, 2012 to comply with the rescission. It is anticipated that after December 31, 2012, the CPO will be eligible for relief relating to CFTC disclosure and reporting requirements pursuant to certain exemptions that are currently available to commodity pools, such as the Subsidiary, that are operated by a CPO that is the same as, controls, is controlled by or is under common control with the CPO of an offered pool (such as the Fund).  Changes in the laws or regulations of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

·

Interest Rate Risk: Certain tax requirements dictate that only 25% of the Fund’s assets can be invested in the Subsidiary in order to gain exposure to commodities. As a result, a significant portion of the Fund’s assets will be invested in short-term interest rate instruments or securities to increase returns. If interest rates increase, the Fund may earn interest at rates below prevailing market rates.

Performance.

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by calling the Fund toll-free at 1-855-754-7934.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Witherspoon Managed Futures Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Witherspoon Managed Futures Strategy Fund (the “Fund”) is to generate positive long-term absolute returns.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 14 of this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	These expenses are based on estimated amounts for the Fund's current fiscal year.
Expenses Other Expenses Had Extraordinary Expenses Been Included [Text]	rr_ExpensesOtherExpensesHadExtraordinaryExpensesBeenIncluded	Other Expenses do not include the costs of investing in Underlying Pools, like commodity pools. The Fund estimates that Underlying Pool expenses, if presented, would be 1.10%, which would be in addition to the Fund's Total Annual Fund Operating Expenses. This would result in total annual operating expenses of 3.20%, 3.95%, 2.95%, and 3.20% for Class A, Class C, Class I and Class N shares, respectively. Underlying Pools pay performance fees estimated to range from 20 % to 30 % of an Underlying Pool's profits. Because performance-based fees cannot be meaningfully estimated, they are not included. The expenses of the Fund's wholly- owned Subsidiary are consolidated with those of the Fund and are not presented as a separate expense
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve risk-adjusted returns in a variety of market environments, while also providing significant diversification and non-correlation benefits relative to both traditional investments and other fund strategies using two principal classes of investment strategies.

·

Managed Futures Strategy.  The Managed Futures strategy is designed to capture returns related to trends in the commodity and financial futures markets by investing primarily in securities of limited partnerships, corporations, limited liability companies (including individual share classes therein) and other types of pooled investment vehicles (collectively, “Underlying Pools” ), as well as swap contracts and structured notes. Each Underlying Pool invests according to a managed futures sub strategy in one or a combination of (i) options, (ii) futures, (iii) forwards or (iv) spot contracts, each of which may be tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices. Swap contracts and structured notes have payments linked to commodity or financial derivatives that are designed to produce returns similar to those of Underlying Pools and their respective sub-strategies. Managed futures sub-strategies may include investment styles such as (i) long term trend-following, (ii) discretionary macro investing based on economic fundamentals and value, (iii) short-term systematic trading, (iv) specialized approaches to specific or individual market sectors such as financials, equities, currencies, metals, agricultural and soft commodities and (v) counter-trend or mean reversion strategies. Managed Futures strategy investments will be made without restriction as to issuer capitalization, country, or currency.  The Fund may access a Managed Futures strategy by purchasing an Underlying Pool and other investments directly. However, in order to provide the Fund with exposure to certain Managed Futures strategies that trade non-financial commodity futures contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) , the Fund may invest up to 25% of its total assets in an Underlying Pool or Pools and other investments through a wholly-owned and controlled subsidiary (the “Subsidiary” ). The Subsidiary will invest the majority of its assets in an Underlying Pool or Pools, swap contracts and structured notes and other investments intended to serve as margin or collateral for swap positions. However, the Fund may also make Managed Futures investments outside of the Subsidiary. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis with the Fund.

·

Fixed Income Strategy.  The fixed income strategy class uses a combination of security selection strategies that emphasizes capital preservation and liquidity.  The Adviser buys short-term securities (i.e., with maturities of three years or less) that it believes offer sufficient credit quality, income and liquidity and sells them when it believes they have reached their target price or more attractive investments are available.  The Adviser also buys and sells short-term fixed income securities to maintain allocations between the fixed income and the managed futures portions of the Fund’s portfolio. The Adviser may either invest in these short-term securities directly or through ETFs and mutual funds, including money maket mutual funds, that invest in such instruments.

The Fund will execute its Managed Futures strategy by investing up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled subsidiary (the “Subsidiary”).  The Subsidiary will invest the majority of its assets in an Underlying Pool or Pools, swap contracts and structured notes, and other investments intended to serve as margin or collateral for swap positions.  The Subsidiary is subject to the same investment restrictions as the Fund, except that the Subsidiary may invest in commodity interests without limitation.  The Adviser anticipates that the Fund will allocate approximately 25% of its assets to the Managed Futures strategy and approximately 75% of its assets to the Fixed Income strategy.  However, as market conditions change the portion allocated may change.

The Fund is “ non-diversified ” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

·

Commodities Risk: Investing in the commodities markets (directly or indirectly) may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

·

Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

·

Derivatives Risk: The Fund’s indirect use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk, counterparty default risk and tracking risk.

·

Fixed Income Securities Risks: Fixed income securities are subject to the risk that securities could lose value because of interest rate changes.  Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.  Fixed income securities are also subject to prepayment and credit risks.

·

Structured Notes Risk: Structured notes involve leverage risk, tracking risk and issuer default risk.

·

Swap Agreement Risk. The risk that a swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

·

Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers.  The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

Leverage Risk: Using derivatives to increase the Underlying Pools’ combined long and short exposure creates leverage, which can magnify the Underlying Pools’ potential for gain or loss and, therefore, amplify the effects of market volatility on the Underlying Pools’ (and, indirectly, the Fund’s) share price.

·

Limited History of Operations: The Fund is a new mutual fund and has a limited history of operation.  In addition, the Adviser has not previously managed a mutual fund.

·

Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

·

Management Risk: The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

·

Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Adviser’s or an underlying portfolio manager’s ability to accurately anticipate the future value of a security or instrument.  The Fund’s losses are potentially unlimited in a short position transaction.

·

Strategy Risk: The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

·

Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund may also invest in Underlying Pools that are non-diversified. Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. This fluctuation, if significant, may affect the performance of the Fund.

·

Regulatory Change Risk: The Fund has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Fund’s operation.  Recently, the CFTC has amended Section 4.5 in such a way that the Fund’s Adviser will no longer be allowed to claim this exclusion. Subject to the availability of another exemption, both the Fund and the Subsidiary will be required to comply with certain CFTC regulations regarding disclosure, reporting and recordkeeping in the future, although the CFTC has not yet finalized the rule explaining the exact nature of the additional requirements applicable to registered investment companies like the Fund.  Compliance with such requirements will likely increase the costs associated with an investment in the Fund..

·

Tax Risk: Certain of the Fund’s investment strategies, including transactions in options, futures contracts, swap contract and hedging transactions may be subject to the special tax rules, the effect of which may have adverse tax consequences for the Fund.  Also, by investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the U.S. federal tax requirements that apply to the Fund.  However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.  Additionally, the Internal Revenue Service (“IRS”) has issued a number of private letter rulings to other mutual funds (unrelated to the Fund), which indicate that certain income from a fund’s investment in a wholly-owned foreign subsidiary will constitute “qualifying income” for purposes of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  However, the IRS has suspended issuance of any further letters pending a review of its position.  If the IRS were to change its position with respect to the conclusions reached in its private letter rulings (which change in position might be applied to the Fund retroactively), the income from the Fund’s investment in the Subsidiary might not be qualifying income, and the Fund might not qualify as a regulated investment company for one or more years.

·

Underlying Pools Risk: Underlying Pools are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Pool and may be higher than other mutual funds that invest directly in stocks and bonds.  The Underlying Pools will pay management fees, brokerage commissions, and operating expenses as well as performance based fees to each Underlying Pool manager.  Those performance based fees will be paid by the Underlying Pool to each manager without regard to the performance of other managers and the Underlying Pool’s overall profitability.  Underlying Pools are subject to specific risks, depending on the nature of the fund.  There is no guarantee that any of the trading strategies used by the managers retained by an Underlying Pool will be profitable or avoid losses.

·

Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  The Adviser has filed with the National Futures Association a notice claiming an exemption from registration as a CPO pursuant to Section 4.13(a)(4) of regulations of the Commodity Exchange Act, as amended, with respect to the Subsidiary’s operation.  Recently, the CFTC has rescinded the exemption available under Section 4.13(a)(4), effective as of April 24, 2012. CPOs, such as the Adviser, that have claimed relief under Regulation 4.13(a)(4) prior to that date will have until December 31, 2012 to comply with the rescission. It is anticipated that after December 31, 2012, the CPO will be eligible for relief relating to CFTC disclosure and reporting requirements pursuant to certain exemptions that are currently available to commodity pools, such as the Subsidiary, that are operated by a CPO that is the same as, controls, is controlled by or is under common control with the CPO of an offered pool (such as the Fund).  Changes in the laws or regulations of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

·

Interest Rate Risk: Certain tax requirements dictate that only 25% of the Fund’s assets can be invested in the Subsidiary in order to gain exposure to commodities. As a result, a significant portion of the Fund’s assets will be invested in short-term interest rate instruments or securities to increase returns. If interest rates increase, the Fund may earn interest at rates below prevailing market rates.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund may also invest in Underlying Pools that are non-diversified. Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. This fluctuation, if significant, may affect the performance of the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by calling the Fund toll-free at 1-855-754-7934.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-754-7934
Witherspoon Managed Futures Strategy Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	776
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,195
Witherspoon Managed Futures Strategy Fund Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	288
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	883
Witherspoon Managed Futures Strategy Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	188
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	582
Witherspoon Managed Futures Strategy Fund Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	213
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	658

[1]	These expenses are based on estimated amounts for the Fund's current fiscal year. Other Expenses do not include the costs of investing in Underlying Pools, like commodity pools. The Fund estimates that Underlying Pool expenses, if presented, would be 1.10%, which would be in addition to the Fund's Total Annual Fund Operating Expenses. This would result in total annual operating expenses of 3.20%, 3.95%, 2.95%, and 3.20% for Class A, Class C, Class I and Class N shares, respectively. Underlying Pools pay performance fees estimated to range from 20 % to 30 % of an Underlying Pool's profits. Because performance-based fees cannot be meaningfully estimated, they are not included. The expenses of the Fund's wholly- owned Subsidiary are consolidated with those of the Fund and are not presented as a separate expense

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 9, 2012